Organization, Business and Going Concern	12 Months Ended
Dec. 31, 2025
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Organization, Business and Going Concern

Note 1 – Organization, Business and Going Concern

CitroTech Inc. was originally incorporated under the laws of the State of Nevada on March 14, 1990 and on June 3, 2021 was redomiciled to the State of Wyoming. Effective on January 22, 2026, the Company changed its name form General Enterprise Ventures, Inc. to CitroTech Inc. When used in these notes, the terms “CITR,” “Company,” “we,” “us” and “our” mean CitroTech Inc. and all entities included in our consolidated financial statements.

Business

We develop and manufacture environmentally sustainable, non-toxic, long-term fire-inhibiting products for use in industrial and wildfire defense applications. The Company’s proprietary formulation, CitroTech®, is derived from food-grade, renewable materials and is designed to provide an alternative to legacy conventional chemical fire retardants. CitroTech™ is used in the manufacturing of fire-resilient lumber and building materials, enabling integration of flame-inhibiting properties during production or applied in the field to new homes. In addition, it is utilized by fire departments, municipalities, and other public and private sector entities in connection with ground-based wildfire defense and stationary application systems intended to help render vegetation non-flammable, reduce ignition risk and enhance structural protection.

The Company continues to evaluate and develop additional formulations and product treatments to expand the range of potential commercial applications for its technology.

Reverse stock split

On April 15, 2025, our Board of Directors and our stockholders that have a majority of our voting power approved an amendment to our articles of incorporation (as amended, the “Articles of Incorporation”) to effect the reverse stock split (which includes the outstanding Series A Preferred Stock and Common Stock of the Company at a 1-for-6 ratio). The reverse stock split was effective on August 27, 2025.

All share and per share information in these financial statements retroactively reflect this reverse stock split.

Liquidity

The Company has incurred losses since inception, and incurred a net loss of $36.8 million during the year ended December 31, 2025, resulting in an accumulated deficit of $113.2 million. However, in September and October 2025, the Company completed an equity offering which generated net proceeds of $8.1 million.

The Company’s existing cash resources are expected to provide sufficient funds to carry out the Company’s planned operations through fiscal year 2026.  To continue operations beyond such time frame, the Company may be required to raise additional funds by completing additional equity or debt offerings or increasing revenue. There can be no assurance that the Company will be successful in acquiring additional funding, that the Company’s projections of its future working capital needs will prove accurate, or that any additional funding would be sufficient to continue operations in future years.